Fair Value Measurements - Additional Information (Detail) - USD ($)				3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 29, 2020	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements [Line Items]
Assets held in the Trust Account	$ 320,004,826			$ 320,004,826	$ 320,014,519
Assets held in the Trust Account	320,004,846			320,004,846	$ 320,014,519
Fair value per share of common stock		$ 10.14	$ 10.12
Money Market Funds [Member]
Fair Value Measurements [Line Items]
Assets held in the Trust Account	320,004,846			320,004,846
Private Placement [Member]
Fair Value Measurements [Line Items]
Aggregate values	8,500,000	$ 4,900,000	$ 4,400,000
Public Warrants [Member]
Fair Value Measurements [Line Items]
Aggregate values	$ 16,100,000	$ 9,300,000	$ 8,200,000
Initial measurement				$ 16,106,667
Warrant [Member]
Fair Value Measurements [Line Items]
Fair value per share of common stock			$ 0.82